Average Annual Total Returns - AZL DFA U.S. Core Equity Fund	Apr. 30, 2021
RussellIndex [Member]
Average Annual Return:
1 Year	20.89%	[1]
5 Years	15.43%	[1]
Since Inception	12.86%	[1]
Inception Date	Apr. 27, 2015	[1]
AZL DFA U.S. Core Equity Fund
Average Annual Return:
1 Year	17.70%
5 Years	14.14%
Since Inception	11.30%
Inception Date	Apr. 27, 2015

[1]	Reflects no deduction for fees, expenses, or taxes.